Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid advertising	$ 3,553,215
Prepaid stock compensation expense	997,433
Consulting Service [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Stock compensation expense	$ 1,173,920
Prepaid Advertising [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Stock compensation expense
Telecom Services [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Stock compensation expense